CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common stock
Common stock subject to possible redemption, par value		$ 10.00	$ 10.00
Common stock subject to possible redemption, shares	33,421,570	33,421,570	33,421,570
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Class A Subject To Redemption
Common stock subject to possible redemption, shares	33,421,570	33,421,570
Common stock subject to possible redemption, redemption price per share	$ 10.01	$ 10.00
Class B Common stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	8,355,393	8,355,393	8,355,393
Common stock, shares outstanding	8,355,393	8,355,393	8,355,393